UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

High Income Infrastructure MLP ETF

SCHEDULE OF INVESTMENTS

February 29, 2016 (Unaudited)

Description	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.1%
Energy — 99.1%
Buckeye Partners	24,134	$1,553,264
DCP Midstream Partners	48,969	950,488
Enable Midstream Partners	104,760	607,608
Enbridge Energy Partners	51,144	847,968
Energy Transfer Equity	56,928	398,496
Energy Transfer Partners	67,592	1,802,679
EnLink Midstream Partners	68,519	629,004
Enterprise Products Partners	24,060	562,282
Equities Midstream Partners	23,151	1,658,306
Genesis Energy	20,317	520,318
Martin Midstream Partners	55,306	855,584
NuStar Energy	31,371	1,098,926
ONEOK Partners	47,280	1,389,559
Plains All American Pipeline	39,009	835,573
Plains GP Holdings, Cl A	67,117	510,089
Rose Rock Midstream	40,004	399,640
Spectra Energy Partners	34,308	1,588,804
Summit Midstream Partners	59,193	747,016
Sunoco Logistics Partners	44,014	1,084,505
Tallgrass Energy Partners	30,702	1,075,184
Tesoro Logistics	34,038	1,420,065
Western Gas Equity Partners	29,444	868,598
Western Gas Partners	28,126	1,102,821
Williams Partners	39,412	777,205
Total Master Limited Partnerships (Cost $41,453,942)		23,283,982
Total Investments - 99.1% (Cost $41,453,942)		23,283,982
Other assets less liabilities – 0.9%		206,856
NET ASSETS: 100.0%		$23,490,838

Cl — Class

GP — General Partner

As of February 29, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 29, 2016, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended February 29, 2016, there were no Level 3 investments.

See Notes to Schedules of Investments

High Income MLP ETF

SCHEDULE OF INVESTMENTS

February 29, 2016 (Unaudited)

Description	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.1%
Energy — 86.9%
Alliance Holdings GP	144,879	$2,009,472
Alliance Resource Partners	303,012	3,181,626
Archrock Partners	416,944	2,851,897
Calumet Specialty Products Partners	398,435	3,868,804
Capital Product Partners	1,071,826	3,590,617
CSI Compressco	440,718	2,300,548
Dynagas LNG Partners	216,749	2,013,598
EV Energy Partners	844,286	1,570,372
Foresight Energy	258,762	522,699
GasLog Partners	200,478	3,073,328
Global Partners	196,842	2,578,630
Golar LNG Partners	382,850	5,589,610
KNOT Offshore Partners	196,021	3,106,933
NGL Energy Partners	389,873	3,154,072
Seadrill Partners	888,017	2,308,844
Sunoco	146,906	4,414,525
Teekay LNG Partners	222,743	2,278,661
Teekay Offshore Partners	460,897	1,364,255
Transocean Partners	553,063	4,728,689
USA Compression Partners	219,444	1,979,385
Vanguard Natural Resources	701,812	1,326,425
		57,812,990
Materials — 2.3%
SunCoke Energy Partners	225,811	1,512,934

Utilities — 9.9%
AmeriGas Partners	29,901	1,219,064
Ferrellgas Partners	108,380	2,009,365
Suburban Propane Partners	126,164	3,386,242
		6,614,671
Total Master Limited Partnerships (Cost $187,620,146)		65,940,595

Total Investments - 99.1% (Cost $187,620,146)		65,940,595
Other assets less liabilities – 0.9%		589,157
NET ASSETS: 100.0%		$66,529,752

GP - General Partner

As of February 29, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 29, 2016, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended February 29, 2016, there were no Level 3 investments.

See Notes to Schedules of Investments

Market Vectors Trust

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2016 (Unaudited)

Security Valuation — The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of February 29, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation)
High Income Infrastructure MLP ETF	$41,327,556	$34,498	$(18,078,072)	$(18,043,574)
High Income MLP ETF	187,531,002	166,592	(121,756,999)	(121,590,407)

ITEM 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: April 29, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: April 29, 2016